SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
Year Ended December 31,	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2015	Short-term available-for-sale securities	506,407	506,407
2015	Long-term available-for-sale securities	166,546	166,546
2016	Long-term available-for-sale securities	247,085	204,945	42,140

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Year Ended December 31,	Description	Fair Value for Year Ended December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
2014	Property and equipment	13,561			13,561	27,203
2014	Goodwill	—			—	188
2015	Property and equipment	21,879			21,879	93,163
2015	Goodwill	—			—	2,445
2016	Property and equipment	20,706			20,706	150,533
2016	Long-term investments	—			—	3,208

Schedule of share-based compensation expense recognized

	Year Ended December 31,
	2014	2015	2016
Hotel operating costs	6,830	8,835	13,603
Selling and marketing expenses	939	907	811
General and administrative expenses	24,168	42,793	41,022

Total	31,937	52,535	55,436